Shareholders' Equity - Company's shares (Table) (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Common shares	58,725,267	58,387,313
Treasury shares	1,221,061	1,551,061
Total Company's shares	59,946,328	59,938,374